RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Text Block]
6.	RELATED PARTY TRANSACTIONS

As of December 31, 2015, an amount of $53,001 (December 31, 2014 - $53,001) was due to Peter Ruxton, a director of the Company, related to unpaid salary from 2013.

During the year ended December 31, 2015, an amount representing common office expenses of $79,946 due to Banro Corporation (“Banro”), a company with common directors during part of 2014, was cancelled as a result of a settlement between Banro and the Company. As at December 31, 2014 an amount of $64,920 was due to Banro.

As of December 31, 2015, an amount of $44,615 (December 31, 2014 - $28,583) was owed to Arnold Kondrat, a director, Chief Executive Officer and President of the Company, which includes both management fees in arrears and advances. The advances are unsecured, non-interest bearing and repayable upon demand.

As of December 31, 2015, an amount of $48,838 (December 31, 2014 - $25,230) was owed from Loncor Resources Inc., a company with common directors, for the payment of general and administrative expenses by the Company. As of December 31, 2015, an amount of $327 was owed from Delrand Resources Limited, a company with common directors, for the payment of general and administrative expenses by the Company.

As of December 31, 2014, the Company had repaid the balance of the advance that was made by Lloyd J. Bardswich, (a former officer and director of the Company and currently the sole director and officer of Gentor Idaho, Inc.).

All of the above related party transactions are in the normal course of operations and are unsecured, non-interest bearing and measured at the exchange amount as determined by management.